Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accrued payroll and welfare	233,918	210,853
Balance of users’ virtual accounts	134,282	136,757
Payable for advertisement	259,466	135,569
Contingent loss liability(Note 18)	—	92,881
Accrued professional services and related service fee	53,922	54,833
Other tax payables	60,749	48,752
Payable for repurchase of subsidiary’s share options	57,548	25,604
VAT payable	23,661	16,333
Others	87,504	75,922

Total	911,050	797,504